Share-based compensation - Service Based Awards Rollforward (Details) - Service-Based Share Awards [Member]	12 Months Ended
Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Service-based share awards outstanding, beginning of period (shares)	541,304
Granted (shares)	528,189
Vested (shares)	(197,724)
Forfeited (shares)	(130,733)
Service-based share awards outstanding, end of period (shares)	741,036